Expense Example - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Stock Selector All Cap Fund - Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	958
10 years	1,429
Fidelity Advisor Stock Selector All Cap Fund - Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,565
Fidelity Advisor Stock Selector All Cap Fund - Class M
Expense Example:
1 year	446
3 years	651
5 years	873
10 years	1,509
Fidelity Advisor Stock Selector All Cap Fund - Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	604
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Expense Example:
1 year	37
3 years	116
5 years	202
10 years	$ 456